Business combination - Net assets acquired and purchase consideration - BER Technology (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Recognized amounts of identifiable assets acquired and liabilities assumed:
Payroll and welfare payables		¥ (538,132)	¥ (394,828)
Outflow of cash to acquire subsidiary, net of cash acquired
Net cash outflow for acquisition of subsidiary:		¥ 270,791	¥ 165,020
BER Technology
Disclosure of detailed information about business combination
Total purchase consideration	¥ 94,562
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	7,560
Intangible assets	51,778
Deferred tax assets	4,625
Prepayments and other receivables	4,561
Trade receivables	9,724
Contract assets	40,488
Cash and cash equivalents	1,993
Trade and other payables	(18,287)
Shortterm borrowings	(9,850)
Payroll and welfare payables	(4,178)
Deferred tax liability	(7,442)
Total identifiable net assets	80,972
Noncontrolling interest	(16,194)
Goodwill	29,784
Net assets acquired	94,562
Total consideration:
Cash paid	58,728
Ordinary shares issued (i)	37,272
Contingent returnable consideration (ii)	(1,438)
Total purchase consideration	94,562
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	58,728
Less: Cash and cash equivalent acquired	(1,993)
Net cash outflow for acquisition of subsidiary:	¥ 56,735